SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES
                             DATED OCTOBER 13, 2020
------------------------------------------------------------------------------
                   AMERICAN GENERAL LIFE INSURANCE COMPANY

                       VARIABLE SEPARATE ACCOUNT
                   Polaris Advisory Variable Annuity
                  Polaris Platinum III Variable Annuity
                Polaris Preferred Solution Variable Annuity

                   VARIABLE ANNUITY ACCOUNT SEVEN
                     Polaris Platinum O-Series Variable Annuity

                   THE UNITED STATES LIFE INSURANCE COMPANY
                           IN THE CITY OF NEW YORK

                     FS VARIABLE SEPARATE ACCOUNT
                  Polaris Platinum III Variable Annuity
               Polaris Preferred Solution Variable Annuity
              Polaris Platinum O-Series Variable Annuity

                 THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                         VALIC SEPARATE ACCOUNT A
                 Polaris Platinum Elite Variable Annuity


            SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES
                             DATED APRIL 30, 2020
------------------------------------------------------------------------------
                   AMERICAN GENERAL LIFE INSURANCE COMPANY

                       VARIABLE SEPARATE ACCOUNT
                           Polaris  Variable Annuity
                      Polaris Choice II Variable Annuity
                     Polaris Choice III Variable Annuity
                      Polaris Choice IV Variable Annuity
                         Polaris II Variable Annuity
                      Polaris Platinum II Variable Annuity
                 Polaris Retirement Protector Variable Annuity

                   VARIABLE ANNUITY ACCOUNT SEVEN
            Polaris II A-Class Platinum Series Variable Annuity

                   THE UNITED STATES LIFE INSURANCE COMPANY
                           IN THE CITY OF NEW YORK

                        FS VARIABLE SEPARATE ACCOUNT
                 Polaris Retirement Protector Variable Annuity

------------------------------------------------------------------------------

Effective on or about January 25, 2021, "SA Templeton Foreign Value Portfolio" was renamed "SA PIMCO RAE International Value Portfolio" and its subadvisor was changed from "Templeton Investment Counsel, LLC" to "Pacific Investment Management Company LLC." Accordingly, all references in the prospectus are replaced as follows:


Former Underlying    New Underlying	     Managed by           Trust
Fund Name	     Fund Name
----------------     --------------------    ----------------     ------
SA Templeton         SA PIMCO RAE            Pacific Investment   SAST
Foreign Value        International Value     Management Company
Portfolio            Portfolio



Dated: January 25, 2021


               Please keep this supplement with your prospectus.